Reverse Stock Split and Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Federal Home Loan Banks [Abstract]
Reverse Stock Split and Initial Public Offering

Note 3. Reverse Stock Split and Initial Public Offering

On June 8, 2018, the Company effectuated a 1-for-1.78112 reverse stock split of its outstanding common stock, which was approved by the Company’s board of directors on May 22, 2018 and by the Company’s stockholders on June 8, 2018. The reverse stock split resulted in an adjustment to the preferred stock conversion prices to reflect a proportional decrease in the number of shares of common stock to be issued upon conversion. The accompanying financial statements and notes to the financial statements give retroactive effect to the reverse stock split for all periods presented. The shares of common stock retained a par value of $0.0001 per share. Accordingly, the stockholders’ deficit reflects the reverse stock split by reclassifying from common stock to additional paid in capital an amount equal to the par value of the decreased shares resulting from the reverse stock split.

On June 25, 2018, the Company closed the IPO of its common stock pursuant to a registration statement on Form S-1, as amended. The Company sold an aggregate of 6,555,000 shares of common stock under the registration statement at a public offering price of $15.00 per share, including 855,000 shares of common stock pursuant to the exercise of the underwriters’ option to purchase additional shares. Net proceeds from the offering were approximately $89.0 million, after deducting underwriting discounts and commissions, as well as other offering expenses.

Upon closing the IPO, all outstanding shares of the Company’s Series A, B and C convertible preferred stock were converted into 11,837,073 shares of common stock.

Note 15. Reverse Stock Split

On June 8, 2018, the Company effectuated a 1-for-1.78112 reverse stock split of its outstanding common stock, which was approved by the Company’s board of directors on May 22, 2018 and by the Company’s stockholders on June 8, 2018. The reverse stock split resulted in an adjustment to the preferred stock conversion prices to reflect a proportional decrease in the number of shares of common stock to be issued upon conversion. The accompanying financial statements and notes to the financial statements give retroactive effect to the reverse stock split for all periods presented. The shares of common stock retained a par value of $0.0001 per share. Accordingly, the stockholders’ deficit reflects the reverse stock split by reclassifying from common stock to additional paid in capital an amount equal to the par value of the decreased shares resulting from the reverse stock split.